Consolidated Statement of Comprehensive Income - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	£ 287,930,000	£ 217,613,000	£ 159,368,000
Cost of sales
Direct cost of sales	(174,152,000)	(132,775,000)	(98,853,000)
Allocated cost of sales	(14,951,000)	(12,668,000)	(9,907,000)
Total cost of sales	(189,103,000)	(145,443,000)	(108,760,000)
Gross profit	98,827,000	72,170,000	50,608,000
Selling, general and administrative expenses	(65,857,000)	(46,737,000)	(27,551,000)
Operating profit	32,970,000	25,433,000	23,057,000
Finance expense	(6,299,000)	(818,000)	(1,375,000)
Finance income	3,429,000	35,000	18,000
Net finance expense	(2,870,000)	(783,000)	(1,357,000)
Profit before tax	30,100,000	24,650,000	21,700,000
Tax on profit on ordinary activities	(6,093,000)	(5,675,000)	(4,868,000)
Profit for the year and profit attributable to the equity holders of the Company	24,007,000	18,975,000	16,832,000
Other comprehensive income [abstract]
Exchange differences on translating foreign operations	(5,987,000)	(409,000)	2,520,000
Total comprehensive income for the year attributable to the equity holders of the Company	£ 18,020,000	£ 18,566,000	£ 19,352,000
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 0.48	£ 0.42	£ 0.37
Diluted EPS (in gbp per share)	£ 0.44	£ 0.38	£ 0.34
Weighted average number of shares outstanding - basic (in shares)	50,116,979	45,100,165	45,258,750
Weighted average number of shares outstanding - diluted (in shares)	55,026,223	50,426,216	49,292,520